ENVIRONMENTAL RECLAMATION PROVISION (Details)	Dec. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Beginning Balance	$ 0
Present value of environmental reclamation provision	2,355
Ending Balance	2,355
Current portion
Statement Line Items [Line Items]
Beginning Balance	0
Present value of environmental reclamation provision	716
Ending Balance	716
Non-current portion
Statement Line Items [Line Items]
Beginning Balance	0
Present value of environmental reclamation provision	1,639
Ending Balance	$ 1,639